SCA Absolute Return Fund
RISK/RETURN
Investment Objective:
The Fund seeks to generate positive absolute returns with less volatility than traditional equity markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SCA Absolute Return Fund	Class A	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a% of amount redeemed if held less than 60 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SCA Absolute Return Fund		Class A	Investor Class
Management Fees		1.95%	1.95%
Distribution and Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.75%	0.75%
Acquired Fund Fees and Expenses	[1][2]	0.63%	0.63%
Total Annual Fund Operating Expenses		3.58%	3.58%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example SCA Absolute Return Fund (USD $)	1 years	3 years
Class A	1,015	1,609
Investor Class	361	1,097

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in securities of (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds ("ETFs"), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles (collectively, "Underlying Funds"). Each Underlying Fund invests long or short primarily in a combination of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices. The Fund will invest without restriction as to issuer capitalization, country, credit quality or trading currency.

Each Underlying Fund pursues its own investment strategy including, for example:

·

Long-Biased Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

·

Long/Short Equity. A strategy that seeks returns by investing in equities that are undervalued and short equities that are considered overvalued.

·

Event-Driven. A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

·

Convertible Arbitrage. A strategy that seeks returns based on the pricing inefficiencies of the embedded option in a convertible bond by purchasing a convertible bond and hedging a portion of the equity risk by selling short the underlying common stock for which the bond may be converted.

·

Fixed Income Long/Short Credit and Distressed Debt. A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as "high yield" securities (also known as "junk" bonds), while employing selected risk reducing strategies such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

·

Global Macro. A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets.

·

Emerging Market. A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

·

Relative Value. A long/short investment strategy that seeks to exploit disparities in pricing relationships between instruments with similar characteristics. Relative Value strategies are not dependent on market direction and often involve arbitrage techniques.

·

Tactical Trading. A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets.

The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes). The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In selecting Underlying Funds for investment, the adviser (with the aid of research services employed by the adviser) assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by the Underlying Funds, and evaluates the potential correlation among the investment strategies and Underlying Funds under consideration. The adviser will use both a quantitative screening process and a qualitative selection process when selecting Underlying Fund securities for investment by the Fund in conjunction with its strategy. The adviser generally seeks to invest in Underlying Funds whose liquidity and expected absolute and risk-adjusted returns, are determined to be attractive and likely to have low correlations among each other or with the broad equity markets. The adviser will seek to allocate the Fund's assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments. The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions.

The Fund also will invest up to 25% of its total assets in its wholly-owned and controlled subsidiary (SCAAR Fund Limited, the "Subsidiary"). The Subsidiary primarily invests in Underlying Funds that invest in derivatives (including commodity and financial futures, commodity-linked structured notes, swap contracts and investment pools), limited partnerships, limited liability companies, business enterprises and fixed income securities that serve as collateral for its derivative positions. The Fund will consolidate the Subsidiary for purposes of financial statements, leverage and concentration. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The adviser buys and sells Underlying Funds to meet it asset allocation targets. Additionally, an Underlying Fund may be liquidated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the Underlying Fund's investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.

The Fund has applied for, or will apply for, an exemptive order (the "Order") from the SEC that would permit the adviser, with the Fund's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. There is no guarantee that the SEC will grant the Order.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds and its Subsidiary.

·

Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

·

Credit Risk. Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

·

Derivatives Risk. The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

·

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

·

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Foreign Currency Risk. Currency risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk exists because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

High Yield Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price. Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

·

Leverage Risk. The use of leverage by the Fund or an Underlying Fund, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

·

Management Risk. The adviser's dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers' judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

·

Market Risk. Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Position and Inverse (Hedging) Risk. The Fund will incur a loss as a result of an Underlying Fund's short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position. The Underlying Fund's losses are potentially unlimited in a short position transaction. ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite of traditional mutual funds. If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

·

Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. sca-funds.com or by calling 1-855 -282 -1100.

SCA Directional Fund
RISK/RETURN
Investment Objective:
The Fund seeks returns similar to equities with less volatility than traditional equity markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SCA Directional Fund	Class A	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a% of amount redeemed if held less than 60 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SCA Directional Fund		Class A	Investor Class
Management Fees		1.95%	1.95%
Distribution and Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.75%	0.75%
Acquired Fund Fees and Expenses	[1][2]	0.63%	0.63%
Total Annual Fund Operating Expenses		3.58%	3.58%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example SCA Directional Fund (USD $)	1 years	3 years
Class A	1,015	1,609
Investor Class	361	1,097

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in securities of (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds ("ETFs"), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles (collectively, "Underlying Funds"). Each Underlying Fund invests long or short primarily in a combination of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices. The Fund will invest in Underlying Funds without restriction as to the issuer capitalization, country, credit quality or trading currency characteristics of each Underlying Fund's portfolio.

Each Underlying Fund pursues its own investment strategy including, for example:

·

Long-Only Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities.

·

Long-Biased Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

·

Long/Short Equity. A strategy that seeks returns by investing in equities that are undervalued and shorting equities that are considered overvalued.

·

Event-Driven. A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

·

Fixed Income. A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as “high yield” securities (also known as “junk” bonds), and may employ selected risk reducing strategies, such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

·

Global Macro. A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets. The strategy is executed in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

·

Emerging Market. A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

·

Tactical Trading. A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes). The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser's investment philosophy is to target diverse investments in the global securities markets using tactical and hedging strategies. The adviser intends to tactically allocate the Fund's assets among Underlying Funds that, in the view of the adviser, represent attractive investment opportunities. In selecting Underlying Funds for investment, the adviser (with the aid of research services employed by the adviser) assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by the Underlying Funds, and evaluates the potential correlation among the investment strategies and Underlying Funds under consideration. The adviser generally seeks to invest in Underlying Funds whose liquidity, expected absolute, relative and risk-adjusted returns are determined to be attractive and likely to have low correlations among each other or with the broad equity markets. The adviser will seek to allocate the Fund's assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments. The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions. The adviser employs its hedging strategy by investing in Underlying Funds that have an active hedging element in their investment strategy.

The Fund also will invest up to 25% of its total assets in its wholly-owned and controlled subsidiary (SCAD Fund Limited, (the "Subsidiary")). The Subsidiary primarily invests in Underlying Funds that invest in derivatives (including commodity and financial futures, commodity-linked structured notes, swap contracts and investment pools), limited partnerships, limited liability companies, business enterprises and fixed income securities that serve as collateral for its derivative positions. The Fund will consolidate the Subsidiary for purposes of financial statements, leverage and concentration. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The adviser buys and sells Underlying Funds to meet it asset allocation targets. Additionally, an Underlying Fund may be liquidated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the Underlying Fund's investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.e.

The Fund has applied for, or will apply for, an exemptive order (the "Order") from the SEC that would permit the adviser, with the Fund's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. There is no guarantee that the SEC will grant the Order.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds and its Subsidiary.

·

Credit Risk. Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

·

Derivatives Risk. The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

·

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

·

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Foreign Currency Risk. Currency risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk exists because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

High Yield Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price. Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

·

Leverage Risk. The use of leverage by the Fund or an Underlying Fund, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

·

Management Risk. The adviser's dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers' judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

·

Market Risk. Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Position and Inverse (Hedging) Risk. The Fund will incur a loss as a result of an Underlying Fund's short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position. The Underlying Fund's losses are potentially unlimited in a short position transaction. ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite of traditional mutual funds. If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

·

Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. sca-funds.com or by calling 1-855 -282 -1100.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 7, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 7, 2011
Prospectus Date	rr_ProspectusDate	Apr 7, 2011
SCA Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate positive absolute returns with less volatility than traditional equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in securities of (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds ("ETFs"), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles (collectively, "Underlying Funds"). Each Underlying Fund invests long or short primarily in a combination of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices. The Fund will invest without restriction as to issuer capitalization, country, credit quality or trading currency.

Each Underlying Fund pursues its own investment strategy including, for example:

·

Long-Biased Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

·

Long/Short Equity. A strategy that seeks returns by investing in equities that are undervalued and short equities that are considered overvalued.

·

Event-Driven. A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

·

Convertible Arbitrage. A strategy that seeks returns based on the pricing inefficiencies of the embedded option in a convertible bond by purchasing a convertible bond and hedging a portion of the equity risk by selling short the underlying common stock for which the bond may be converted.

·

Fixed Income Long/Short Credit and Distressed Debt. A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as "high yield" securities (also known as "junk" bonds), while employing selected risk reducing strategies such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

·

Global Macro. A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets.

·

Emerging Market. A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

·

Relative Value. A long/short investment strategy that seeks to exploit disparities in pricing relationships between instruments with similar characteristics. Relative Value strategies are not dependent on market direction and often involve arbitrage techniques.

·

Tactical Trading. A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets.

The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes). The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In selecting Underlying Funds for investment, the adviser (with the aid of research services employed by the adviser) assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by the Underlying Funds, and evaluates the potential correlation among the investment strategies and Underlying Funds under consideration. The adviser will use both a quantitative screening process and a qualitative selection process when selecting Underlying Fund securities for investment by the Fund in conjunction with its strategy. The adviser generally seeks to invest in Underlying Funds whose liquidity and expected absolute and risk-adjusted returns, are determined to be attractive and likely to have low correlations among each other or with the broad equity markets. The adviser will seek to allocate the Fund's assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments. The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions.

The Fund also will invest up to 25% of its total assets in its wholly-owned and controlled subsidiary (SCAAR Fund Limited, the "Subsidiary"). The Subsidiary primarily invests in Underlying Funds that invest in derivatives (including commodity and financial futures, commodity-linked structured notes, swap contracts and investment pools), limited partnerships, limited liability companies, business enterprises and fixed income securities that serve as collateral for its derivative positions. The Fund will consolidate the Subsidiary for purposes of financial statements, leverage and concentration. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The adviser buys and sells Underlying Funds to meet it asset allocation targets. Additionally, an Underlying Fund may be liquidated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the Underlying Fund's investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.

The Fund has applied for, or will apply for, an exemptive order (the "Order") from the SEC that would permit the adviser, with the Fund's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. There is no guarantee that the SEC will grant the Order.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds and its Subsidiary.

·

Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

·

Credit Risk. Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

·

Derivatives Risk. The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

·

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

·

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Foreign Currency Risk. Currency risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk exists because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

High Yield Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price. Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

·

Leverage Risk. The use of leverage by the Fund or an Underlying Fund, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

·

Management Risk. The adviser's dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers' judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

·

Market Risk. Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Position and Inverse (Hedging) Risk. The Fund will incur a loss as a result of an Underlying Fund's short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position. The Underlying Fund's losses are potentially unlimited in a short position transaction. ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite of traditional mutual funds. If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

·

Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. sca-funds.com or by calling 1-855 -282 -1100.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-282-1100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sca-funds.com
SCA Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,015
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,609
SCA Absolute Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	361
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
SCA Directional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks returns similar to equities with less volatility than traditional equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 31 of the Fund's Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in securities of (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds ("ETFs"), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles (collectively, "Underlying Funds"). Each Underlying Fund invests long or short primarily in a combination of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices. The Fund will invest in Underlying Funds without restriction as to the issuer capitalization, country, credit quality or trading currency characteristics of each Underlying Fund's portfolio.

Each Underlying Fund pursues its own investment strategy including, for example:

·

Long-Only Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities.

·

Long-Biased Equity. A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

·

Long/Short Equity. A strategy that seeks returns by investing in equities that are undervalued and shorting equities that are considered overvalued.

·

Event-Driven. A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

·

Fixed Income. A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as “high yield” securities (also known as “junk” bonds), and may employ selected risk reducing strategies, such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

·

Global Macro. A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets. The strategy is executed in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

·

Emerging Market. A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

·

Tactical Trading. A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes). The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser's investment philosophy is to target diverse investments in the global securities markets using tactical and hedging strategies. The adviser intends to tactically allocate the Fund's assets among Underlying Funds that, in the view of the adviser, represent attractive investment opportunities. In selecting Underlying Funds for investment, the adviser (with the aid of research services employed by the adviser) assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by the Underlying Funds, and evaluates the potential correlation among the investment strategies and Underlying Funds under consideration. The adviser generally seeks to invest in Underlying Funds whose liquidity, expected absolute, relative and risk-adjusted returns are determined to be attractive and likely to have low correlations among each other or with the broad equity markets. The adviser will seek to allocate the Fund's assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments. The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions. The adviser employs its hedging strategy by investing in Underlying Funds that have an active hedging element in their investment strategy.

The Fund also will invest up to 25% of its total assets in its wholly-owned and controlled subsidiary (SCAD Fund Limited, (the "Subsidiary")). The Subsidiary primarily invests in Underlying Funds that invest in derivatives (including commodity and financial futures, commodity-linked structured notes, swap contracts and investment pools), limited partnerships, limited liability companies, business enterprises and fixed income securities that serve as collateral for its derivative positions. The Fund will consolidate the Subsidiary for purposes of financial statements, leverage and concentration. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The adviser buys and sells Underlying Funds to meet it asset allocation targets. Additionally, an Underlying Fund may be liquidated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the Underlying Fund's investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.e.

The Fund has applied for, or will apply for, an exemptive order (the "Order") from the SEC that would permit the adviser, with the Fund's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. There is no guarantee that the SEC will grant the Order.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds and its Subsidiary.

·

Credit Risk. Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

·

Derivatives Risk. The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

·

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

·

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Foreign Currency Risk. Currency risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk exists because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

High Yield Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price. Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

·

Leverage Risk. The use of leverage by the Fund or an Underlying Fund, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

·

Management Risk. The adviser's dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers' judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

·

Market Risk. Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Position and Inverse (Hedging) Risk. The Fund will incur a loss as a result of an Underlying Fund's short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position. The Underlying Fund's losses are potentially unlimited in a short position transaction. ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite of traditional mutual funds. If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

·

Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. sca-funds.com or by calling 1-855 -282 -1100.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-282-1100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sca-funds.com
SCA Directional Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,015
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,609
SCA Directional Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a% of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	361
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.